REVENUE - Disaggregation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue disaggregation
Revenues	$ 208,938,247	$ 304,201,203	$ 290,732,049
Product
Revenue disaggregation
Revenues	49,390,126	170,566,047	178,580,286
Services
Revenue disaggregation
Revenues	103,898,798	69,389,272	38,779,350
Asset Management Solutions
Revenue disaggregation
Revenues	98,711,000	221,824,000	245,172,000
Asset Management Solutions | Product
Revenue disaggregation
Revenues	43,062,000	157,578,000	171,799,000
Asset Management Solutions | USM
Revenue disaggregation
Revenues	39,959,000	87,442,000	81,760,000
Asset Management Solutions | Whole Asset Sales
Revenue disaggregation
Revenues	3,103,000	70,136,000	90,039,000
Asset Management Solutions | Leasing
Revenue disaggregation
Revenues	55,649,000	64,246,000	73,373,000
Tech Ops
Revenue disaggregation
Revenues	110,227,000	82,377,000	45,560,000
Tech Ops | Product
Revenue disaggregation
Revenues	6,328,000	12,988,000	6,781,000
Tech Ops | USM
Revenue disaggregation
Revenues	2,364,000	5,489,000	4,516,000
Tech Ops | Engineered Solutions
Revenue disaggregation
Revenues	3,964,000	7,499,000	2,265,000
Tech Ops | Services
Revenue disaggregation
Revenues	103,899,000	69,389,000	38,779,000
Total
Revenue disaggregation
Revenues	208,938,000	304,201,000	290,732,000
Total | Product
Revenue disaggregation
Revenues	49,390,000	170,566,000	178,580,000
Total | USM
Revenue disaggregation
Revenues	42,323,000	92,931,000	86,276,000
Total | Whole Asset Sales
Revenue disaggregation
Revenues	3,103,000	70,136,000	90,039,000
Total | Engineered Solutions
Revenue disaggregation
Revenues	3,964,000	7,499,000	2,265,000
Total | Leasing
Revenue disaggregation
Revenues	55,649,000	64,246,000	73,373,000
Total | Services
Revenue disaggregation
Revenues	$ 103,899,000	$ 69,389,000	$ 38,779,000